RETIREMENT PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 30, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 25, 2021
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent (in hundredths)	25.00%		25.00%		25.00%
Defined contribution plan, cost recognized		$ 8.8		$ 11.7		$ 9.2
Additional matching contributions		$ 1.8		4.6		$ 3.7
Maximum annual contribution per employee (in hundredths)		6.00%
Number of years of service with the Company		20 years
Number of years of service with the Company as on officer		10 years
Other Liabilities
Defined Benefit Plan Disclosure [Line Items]
Liabilities related to Plan		$ 15.5	$ 14.8	$ 14.8